Consolidated Statement of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Note Receivable [Member]	Accumulated Deficit [Member]	Total [Member]
Beginning Balance at Dec. 31, 2019	$ (60,361)		$ 4	$ 136,797	$ 2,008	$ (624)	$ (170)	$ (61,579)	$ 76,436
Beginning Balance, Shares at Dec. 31, 2019		107,452,541	37,385,121			233,007
Exercise of common stock options	1,131		$ 2,124,987				170	961	1,131
Stock-based compensation expense	2,569							2,569	2,569
Exercise of Series D warrants		$ 700							$ 700
Exercise of Series D warrants, Shares		140,260
Repurchase of common stock upon reverse recapitalization	$ (826)
Repurchase of common stock upon reverse recapitalization, Shares	(826)					250,472			(826)
Net loss and comprehensive loss	$ (17,985)							(17,985)	$ (17,985)
Ending Balance at Dec. 31, 2020	(75,472)		$ 4	137,497	5,538	$ (1,450)		(79,564)	62,025
Ending Balance, Shares at Dec. 31, 2020		107,592,801	39,510,108			483,479
Exercise of common stock options	1,967							1,967	1,967
Exercise of common stock options, Shares			2,020,709
Stock-based compensation expense	$ 11,881							11,881	11,881
Exercise of Series D warrants		$ 550							550
Exercise of Series D warrants, Shares		110,212
Stock vested under compensation plan, shares	106,800
Exercise of common stock warrants	$ 1,793							1,793	1,793
Exercise of common stock warrants, Shares			179,572
Conversion of convertible preferred stock into common stock upon reverse recapitalization, converted	138,047	$ (138,047)	$ 11					138,036
'Conversion of convertible preferred stock into common stock upon reverse recapitalization, converted, Shares		(107,703,013)	107,703,013
Retirement of treasury stock upon reverse recapitalization						$ 1,450		(1,450)
Retirement of treasury stock upon reverse recapitalization, Shares			(483,479)			(483,479)
Repurchase of common stock upon reverse recapitalization	(45,000)							(45,000)	(45,000)
Repurchase of common stock upon reverse recapitalization, Shares			(4,499,998)
Issuance of common stock upon the reverse recapitalization, net of transaction costs	113,178		$ 2					113,176	113,178
Issuance of common stock upon the reverse recapitalization, net of transaction costs, Shares			20,456,333
Issuance of common stock related to PIPE Investment	210,000		$ 2					209,998	210,000
Issuance of common stock related to PIPE Investment, Shares			21,000,000
Recognition of derivative liability related to earnout	(123,129)							(123,129)	(123,129)
Earnout stock-based compensation expense	7,049							7,049	7,049
Net loss and comprehensive loss	3,855							3,855	3,855
Ending Balance at Dec. 31, 2021	$ 244,169		$ 19	$ 0	$ 319,859	$ 0	$ 0	$ (75,709)	$ 244,169
Ending Balance, Shares at Dec. 31, 2021			185,993,058	0		0